Financial Instruments - Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar Relative to United States Dollar (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity to ten percentage increase or decrease in exchange rate [abstract]
Increase (decrease) in net earnings	$ 1,043	$ (513)
Increase (decrease) in other comprehensive income	9,000	5,722
Increase (decrease) in total comprehensive income	10,043	5,209
Increase (decrease) in net earnings	(1,043)	513
Increase (decrease) in other comprehensive income	(9,000)	(5,722)
Increase (decrease) in total comprehensive income	$ (10,043)	$ (5,209)